UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [X]; Amendment Number: 1
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 F&C Asset Management plc
Address:              80 George Street, Edinburgh EH2 3BU
                      Scotland, UK

Form 13F File Number: 28-11312

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Marrack Tonkin
Title:                Company Secretary
Phone:                44 131 718 1247

Signature, Place, and Date of Signing:

/s/ Marrack Tonkin                  Edinburgh                16 May 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:           674

Form 13F Information Table Value Total:     8,394,018
                                           (x$1000)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                      F&C ASSET MANAGEMENT PLC
                                           As of 12/31/07
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

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7       Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/  Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Amount     PRN CALL  Discretion    Managers      Authority

                                                                                                                Sole   Shared  None

3M COMPANY                    USD0.01 COM    88579Y101     4,565      54,139  SH          sole         n/a         54,139
AARON RENTS INC               USD0.50        002535201     7,403     384,858  SH          sole         n/a        384,858
ABBOTT LABORATORIES           COM STK NPV    002824100     7,028     125,165  SH          sole         n/a        125,165
ACCENTURE                     Class A        G1150G111    28,975     804,179  SH          sole         n/a        804,179
ACCO BRANDS CORP              USD0.01        00081T108     8,989     560,440  SH          sole         n/a        560,440
ACE                           USD0.04166     G0070K103    14,589     233,954  SH          sole         n/a        233,954
ACI WORLDWIDE INC             USD0.005       004498101     9,262     486,362  SH          sole         n/a        486,362
ACTIVISION                    NPV            004930202     6,404     215,920  SH          sole         n/a        215,920
ACTUANT CORPORATION           USD0.20 CLASS A00508X203    11,760     345,770  SH          sole         n/a        345,770
ADOBE SYSTEMS INCORPORATED    USD0.0001 COM  00724F101     3,647      85,350  SH          sole         n/a         85,350
ADVANCED MICRO DEVICES INC    USD0.01        007903107       751     100,130  SH          sole         n/a        100,130
AES CORPORATION               COMMON STOCK US00130H105     1,958      91,556  SH          sole         n/a         91,556
AETNA INC NEW COM             USD0.01        00817Y108     5,997     103,875  SH          sole         n/a        103,875
AFLAC INC                     COM USD0.10    001055102    12,257     195,719  SH          sole         n/a        195,719
AGCO CORP                     USD0.01        001084102    28,167     414,386  SH          sole         n/a        414,386
AGILENT TECHNOLOGIES INC      USD0.01        00846U101     2,126      57,860  SH          sole         n/a         57,860
AGRIUM INC                    NPV            008916108    50,844     704,119  SH          sole         n/a        704,119
AIR PRODUCTS & CHEMICALS INC  COM USD1       009158106     1,824      18,497  SH          sole         n/a         18,497
AIRGAS INC                    USD0.01 COM    009363102     8,440     161,984  SH          sole         n/a        161,984
ALBERTO CULVER CO             USD0.01        013078100       587      23,930  SH          sole         n/a         23,930
ALCOA INC                     USD1           013817101     4,311     117,940  SH          sole         n/a        117,940
ALCON INC                     COM            H01301102    46,082     322,079  SH          sole         n/a        322,079
ALEXANDRIA REAL ESTATE EQTIES USD0.01        015271109    18,884     185,735  SH          sole         n/a        185,735
ALLED NEVADA GOLD CORP        COM            019344100     1,564     250,000  SH          sole         n/a        250,000
ALLEGHANY CORPORATION         USD1           017175100    10,174      25,304  SH          sole         n/a         25,304
ALLERGAN INC                  1.5% 01/04/2026018490AL6     1,705   1,450,000  PRN         sole         n/a      1,450,000
ALLERGAN INC                  USD0.01        018490102     4,119      64,128  SH          sole         n/a         64,128
ALLSTATE CORPORATION          USD0.01        020002101    12,958     248,105  SH          sole         n/a        248,105
ALTRIA GROUP INC              USD0.333333 COM02209S103   111,883   1,480,321  SH          sole         n/a      1,480,321
AMAZON COM INC                USD0.01 COMMON 023135106    19,430     209,742  SH          sole         n/a        209,742
AMB PROPERTY CORP             USD0.01        00163T109    25,825     448,658  SH          sole         n/a        448,658
AMBEV CIA DE BEBID            SPON ADR REP 2020441W203    13,986     196,900  SH          sole         n/a        196,900
AMDOCS LIMITED                ORD            G02602103     1,275      37,003  SH          sole         n/a         37,003
AMDOCS LIMITED                0.5% 15/03/202402342TAD1     6,441   6,425,000  PRN         sole         n/a      6,425,000
AMEREN CORPORATION            USD 0.01       023608102       254       4,680  SH          sole         n/a          4,680

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